ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Release of foreign currency translation relating to acquisition of non-controlling interest	$ 178	$ 178
Translation adjustment related to change in functional currency	(728)	(728)
Foreign currency translation adjustments	(7,428)	(5,415)
Total	$ (7,978)	$ (5,965)